STOCK BASED COMPENSATION - Common Stock to Consultants (Details) - Consultant - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, Minimum		0.60%	1.40%
Risk-free interest rate, Maximum		0.80%	3.10%
Risk-free interest rate	0.80%
Expected volatility, Minimum		54.30%	52.40%
Expected volatility, Maximum		54.80%	61.50%
Expected volatility	54.30%
Expected life, Minimum (in years)		9 years 4 months 24 days	6 years 2 months 12 days
Expected life, Maximum (in years)		10 years	10 years
Expected life (in years)	10 years
Fair value of Common Stock, Minimum		$ 1.40
Fair value of Common Stock, Maximum		$ 7.98
Fair value of Common Stock	$ 3.34		$ 3.34